Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Archer Balanced Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%	8.74%			7.62%
Archer Income Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%	1.92%			2.50%
Archer Stock Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	11.13%			10.21%
Archer Dividend Growth Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	8.57%	11.35%		6.96%
Archer Focus Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.67%)	9.00%	8.63%
Archer Multi Cap Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%	11.19%	10.48%
Dow Jones Morderate [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.46%	7.85%			8.16%
Morningstar Moderate [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.39%	6.79%			7.44%
B B G Barclays Capital [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	(0.68%)			1.80%
B B G Barclays Intermediate [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%	1.43%			2.94%
S P 500 Stock [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%	14.75%			14.60%
S P 400 Midl Cap [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%	12.73%	10.05%		10.38%
Dow Jones U S Large Cap [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.86%	12.60%		10.14%
Morningstar Dividend [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.20%	10.52%		6.09%
Dow Jones Industrials [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.45%	12.05%	10.85%
S P 500 Focus [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%	14.75%	14.82%
S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%	14.75%	14.82%
S P 600 Small Cap [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%	11.57%	7.94%
Sythethic Blend [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%	13.86%	11.14%